Condensed Consolidated Statements of Changes in Stockholders’ Deficit (Unaudited) (Parentheticals)	Dec. 31, 2021 $ / shares
Statement of Stockholders' Equity [Abstract]
Forfeiture of common stock by sponsor at par value	$ 0.0001